Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies
Basis Of Presentation

Basis of Presentation Throughout this document, AT&T Inc. is referred to as “AT&T,” “we” or the “Company.” The consolidated financial statements include the accounts of the Company and our majority-owned subsidiaries and affiliates, including the results of DIRECTV and wireless properties in Mexico for the period from acquisition to the reporting date. Our subsidiaries and affiliates operate in the communications and digital entertainment services industry, providing services and equipment that deliver voice, video and broadband services domestically and internationally.

All significant intercompany transactions are eliminated in the consolidation process. Investments in less than majority-owned subsidiaries and partnerships where we have significant influence are accounted for under the equity method. Earnings from certain investments accounted for using the equity method are included for periods ended within up to one quarter of our period end. We also record our proportionate share of our equity method investees’ other comprehensive income (OCI) items, including translation adjustments. We treat distributions received from equity method investees as returns on investment and classify them as cash flows from operating activities until those distributions exceed our cumulative equity in the earnings of that investment. We treat the excess amount as a return of investment and classify it as cash flows from investing activities.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes, including estimates of probable losses and expenses. Actual results could differ from those estimates. Certain prior period amounts have been conformed to the current period’s presentation.

Income Taxes

Income Taxes We provide deferred income taxes for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the computed tax basis of those assets and liabilities. We provide valuation allowances against the deferred tax assets (included, together with our deferred income tax assets, as part of our reportable net deferred income tax liabilities on our consolidated balance sheets), for which the realization is uncertain. We review these items regularly in light of changes in federal and state tax laws and changes in our business.

We have included the estimated impact of the recently enacted tax reform in our financial results at or for the period ended December 31, 2017. The Securities and Exchange Commission has issued guidance that provides a “measurement period” whereby registrants can provide a reasonable estimate of the tax reform impact in their financial statements but can adjust that amount during the measurement period (expected to be a year or less). Our future results could include additional adjustments, and those adjustments could be material. (See Note 11)

As of January 1, 2017, we adopted Accounting Standards Update (ASU) No. 2016-16, “Income Taxes (Topic 740)” (ASU 2016-16), with modified retrospective application, resulting in our recognition of an immaterial adjustment to retained earnings. Under ASU 2016-16, we recognize the income tax effects of intercompany sales or transfers of assets other than inventory (e.g., intellectual property or property, plant and equipment) during the period of intercompany sale or transfer instead of the period of either sale or transfer to a third party or recognition of depreciation or impairment.

Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Income In February 2018, the Financial Accounting Standards Board (FASB) issued ASU No. 2018-02, “Income Statement– Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income” (ASU 2018-02), which allows entities the option to reclassify from accumulated other comprehensive income (accumulated OCI) to retained earnings the stranded tax effects resulting from the application of the Tax Cuts and Jobs Act (Act). We have elected to adopt ASU 2018-02 in the period in which the estimated income tax effects of the Act were recognized, reflecting a $1,529 provisional adjustment in the consolidated statements of changes in stockholders’ equity. (See Note 3)

Cash And Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include all highly liquid investments with original maturities of three months or less.
Allowance For Doubtful Accounts

Allowance for Doubtful Accounts We record expense to maintain an allowance for doubtful accounts for estimated losses that result from the failure or inability of our customers to make required payments deemed collectible from the customer when the service was provided or product was delivered. When determining the allowance, we consider the probability of recoverability of accounts receivable based on past experience, taking into account current collection trends as well as general economic factors, including bankruptcy rates. Credit risks are assessed based on historical write-offs, net of recoveries, as well as an analysis of the aged accounts receivable balances with allowances generally increasing as the receivable ages. Accounts receivable may be fully reserved for when specific collection issues are known to exist, such as catastrophes or pending bankruptcies.

Revenue Recognition

Revenue Recognition Revenues derived from wireless, fixed telephone, data and video services are recognized when services are provided. This is based upon either usage (e.g., minutes of traffic/bytes of data processed), period of time (e.g., monthly service fees) or other established fee schedules. Our service revenues are billed either in advance, arrears or are prepaid.

We record revenue reductions for estimated future adjustments to customer accounts at the time revenue is recognized based on historical experience. We report revenues from transactions between us and our customers net of taxes. Cash incentives given to customers are recorded as a reduction of revenue. Revenues related to nonrefundable, upfront service activation and setup fees are deferred and recognized over the associated service contract period or customer life. Revenue recognized from contracts that bundle services and equipment is limited to the lesser of the amount allocated based on the relative selling price of the equipment and service already delivered or the amount paid and owed by the customer for the equipment and service already delivered. Service revenues also include billings to our customers for various regulatory fees imposed on us by governmental authorities. We record the sale of equipment to customers when we no longer have any requirements to perform, title has passed and the products are accepted by customers. We record the sale of equipment and services to customers as gross revenue when we are the principal in the arrangement and net of the associated costs incurred when we are not considered the principal.

We offer our customers the option to purchase certain wireless devices in installments over a specified period of time and, in many cases, once certain conditions are met, they may be eligible to trade in the original equipment for a new device and have the remaining unpaid balance paid or settled. For customers that elect these equipment installment payment programs, we recognize revenue for the entire amount of the customer receivable, net of fair value of the trade-in right guarantee and imputed interest.

Inventory

Inventory Inventories, which are included in “Other current assets” on our consolidated balance sheets, were $2,225 at December 31, 2017, and $2,039 at December 31, 2016. Wireless devices and accessories, which are valued at the lower of cost or net realizable value, were $2,160 at December 31, 2017, and $1,951 at December 31, 2016.

Property, Plant and Equipment

Property, Plant and Equipment Property, plant and equipment is stated at cost, except for assets acquired using acquisition accounting, which are initially recorded at fair value (see Note 6). The cost of additions and substantial improvements to property, plant and equipment is capitalized, and includes internal compensation costs for these projects; however, noncash actuarial gains or losses included in compensation costs are excluded from amounts reported as “capital expenditures.” The cost of maintenance and repairs of property, plant and equipment is charged to operating expenses. Property, plant and equipment costs are depreciated using straight-line methods over their estimated economic lives. Certain subsidiaries follow composite group depreciation methodology. Accordingly, when a portion of their depreciable property, plant and equipment is retired in the ordinary course of business, the gross book value is reclassified to accumulated depreciation, and no gain or loss is recognized on the disposition of these assets.

Property, plant and equipment is reviewed for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. We recognize an impairment loss when the carrying amount of a long-lived asset is not recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. See Note 6 for a discussion of asset abandonments and impairments.

The liability for the fair value of an asset retirement obligation is recorded in the period in which it is incurred if a reasonable estimate of fair value can be made. In periods subsequent to initial measurement, we recognize period-to-period changes in the liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate. The increase in the carrying value of the associated long-lived asset is depreciated over the corresponding estimated economic life.

Software Costs

Software Costs We capitalize certain costs incurred in connection with developing or obtaining internal-use software. Capitalized software costs are included in “Property, Plant and Equipment” on our consolidated balance sheets. In addition, there is certain network software that allows the equipment to provide the features and functions unique to the AT&T network, which we include in the cost of the equipment categories for financial reporting purposes.

We amortize our capitalized software costs over a three-year to five-year period, reflecting the estimated period during which these assets will remain in service, which also aligns with the estimated useful lives used in the industry.

Goodwill And Other Intangible Assets

Goodwill and Other Intangible Assets AT&T has five major classes of intangible assets: goodwill; licenses, which include Federal Communications Commission (FCC) and other wireless licenses and orbital slots; other indefinite-lived intangible assets, primarily made up of the AT&T and international DIRECTV trade names including SKY; customer lists; and various other finite-lived intangible assets (see Note 7).

Goodwill represents the excess of consideration paid over the fair value of identifiable net assets acquired in business combinations. Wireless licenses (including FCC licenses) provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services. While wireless licenses are issued for a fixed period of time (generally 10 years), renewals of wireless licenses have occurred routinely and at nominal cost. Moreover, we have determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of our wireless licenses. Orbital slots represent the space in which we operate the broadcast satellites that support our digital video entertainment service offerings. Similar to our wireless licenses, there are no factors that limit the useful lives of our orbital slots. We acquired the rights to the AT&T and other trade names in previous acquisitions. We have the effective ability to retain these exclusive rights permanently at a nominal cost.

Goodwill, licenses and other indefinite-lived intangible assets are not amortized but are tested at least annually for impairment. The testing is performed on the value as of October 1 each year, and compares the book value of the assets to their fair value. Goodwill is tested by comparing the book value of each reporting unit, deemed to be our principal operating segments or one level below them (Business Solutions, Entertainment Group, Consumer Mobility, and Mexico Wireless, Brazil and PanAmericana in the International segment), to the fair value using both discounted cash flow as well as market multiple approaches. Wireless licenses are tested on an aggregate basis, consistent with our use of the licenses on a national scope, using a discounted cash flow approach. Orbital slots are similarly aggregated for purposes of impairment testing. Trade names are tested by comparing the book value to a fair value calculated using a discounted cash flow approach on a presumed royalty rate derived from the revenues related to the brand name.

Intangible assets that have finite useful lives are amortized over their useful lives (see Note 7). Customer lists and relationships are amortized using primarily the sum-of-the-months-digits method of amortization over the period in which those relationships are expected to contribute to our future cash flows. The remaining finite-lived intangible assets are generally amortized using the straight-line method.

Broadcast, Programming and Other

Broadcast Programming and Other Costs We recognize the costs of television programming distribution rights when we distribute the related programming. We expense the costs of television programming rights to distribute live sporting events using the straight-line method over the course of the season or tournament, which approximates the pattern of usage.

Advertising Costs	Advertising Costs We expense advertising costs for products and services or for promoting our corporate image as we incur them (see Note 19).
Traffic Compensation Expense

Traffic Compensation Expense We use various estimates and assumptions to determine the amount of traffic compensation expense recognized during any reporting period. Switched traffic compensation costs are accrued utilizing estimated rates and volumes by product, formulated from historical data and adjusted for known rate changes. Such estimates are adjusted monthly to reflect newly available information, such as rate changes and new contractual agreements. Bills reflecting actual incurred information are generally not received within three months subsequent to the end of the reporting period, at which point a final adjustment is made to the accrued traffic compensation expense. Dedicated traffic compensation costs are estimated based on the number of circuits and the average projected circuit costs.

Pension And Other Postretirement Benefits

Pension and Other Postretirement Benefits See Note 12 for a comprehensive discussion of our pension and postretirement benefit expense, including a discussion of the actuarial assumptions, our policy for recognizing the associated gains and losses and our method used to estimate service and interest cost components.

Foreign Currency Translation

Foreign Currency Translation Our foreign subsidiaries and foreign investments generally report their earnings in their local currencies. We translate their foreign assets and liabilities at exchange rates in effect at the balance sheet dates. We translate their revenues and expenses using average rates during the year. The resulting foreign currency translation adjustments are recorded as a separate component of accumulated other comprehensive income (accumulated OCI) in the accompanying consolidated balance sheets (see Note 3). Operations in countries with highly inflationary economies consider the U.S. dollar as the functional currency.

We do not hedge foreign currency translation risk in the net assets and income we report from these sources. However, we do hedge a portion of the foreign currency exchange risk involved in anticipation of highly probable foreign currency-denominated transactions, which we explain further in our discussion of our methods of managing our foreign currency risk (see Note 10).

Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Standards

Revenue Recognition Beginning with our 2018 interim and annual reporting periods, we will adopt FASB Accounting Standards Update (ASU) No. 2014-09, “Revenue from Contracts with Customers (Topic 606),” as modified (ASC 606), using the modified retrospective method. This standard replaces existing revenue recognition rules with a comprehensive revenue measurement and recognition standard and expanded disclosure requirements. Under the modified retrospective method, we will apply the rules to all open contracts existing as of January 1, 2018, recognizing in beginning retained earnings for 2018 an adjustment between $2,000 and $2,500 for the cumulative effect of the change. For interim and annual reporting for 2018, we will provide additional disclosures comparing results to previous accounting standards.

The key changes in the standard that impact our revenue recognition relate to the allocation of contract revenues between various services and equipment, the timing of when those revenues are recognized and the deferral of incremental contract acquisition costs, now recognizing them over the contract period or expected customer life. For promotional discounts which contain equipment and a service contract, revenue recognition will no longer be constrained by the contingent cap rules that limited revenue recognition to the amount received at contract inception. Rather, revenue will be allocated between delivered and undelivered products and services based on their relative standalone selling prices, resulting in more equipment revenue recognized at the point of sale and, therefore, lower service revenues.

With respect to the requirement to defer incremental contract acquisition costs and recognize them over the expected period of benefit, based on recent experience, we estimate our operating expenses will be slightly lower in the short-term, reflecting higher deferral of contract acquisition costs than amortization of previously deferred contract acquisition costs in the prior period.

With our adoption of the revenue standard, we made a policy election to record certain regulatory fees, primarily Universal Service Fund (USF) fees and recoveries, on a net basis. We expect both revenues and expenses to be lower in future periods.

Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Standards

Pension and Other Postretirement Benefits  Beginning with our 2018 interim and annual reporting periods, we will adopt, with retrospective application, ASU No. 2017-07, “Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost” (ASU 2017-07), which changes the presentation of periodic benefit cost components. We will no longer present amortization of prior service credits and other components of our net periodic benefit cost in our operating expenses, but rather include those amounts in “other income (expense) – net” in our consolidated statements of income. We will continue to present service costs with the associated compensation costs within our operating results. See Note 12 for our components of net periodic benefit cost.

Accounting Standards Update 2016-15 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Standards

Cash Flows  Beginning with our 2018 interim reporting, we will adopt, with retrospective application, ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments” (ASU 2016-15), which provides guidance related to cash flows presentation. The majority of the guidance in ASU 2016-15 is consistent with our current cash flow classifications. Under ASU 2016-15, we will continue to recognize cash receipts on owned equipment installment receivables as cash flows from operations. However, with retrospective application, cash receipts on the deferred purchase price described in Note 15 will be classified as cash flows from investing activities instead of our current presentation as cash flows from operations. Our cash flows from operating activities included cash receipts on the deferred purchase price of $976 for the year ended December 31, 2017, $731 for the year ended December 31, 2016 and $536 for the year ended December 31, 2015.

Beginning with 2018 interim reporting, we will adopt accounting guidance requiring a reconciliation of cash and cash equivalents (restricted and unrestricted) either on the face of the statements of cash flows or in a footnote. As of December 31, 2017, we had a restricted cash and cash equivalents balance of approximately $440.

Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Standards

Financial Instruments Beginning with 2018 interim reporting, we will adopt ASU No. 2016-01, “Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01), which requires us to record changes in the fair value of our equity investments, except for those accounted for under the equity method, in net income instead of in accumulated other comprehensive income. As of December 31, 2017, our net unrealized gain, after taxes, on our available-for-sale equity securities was approximately $650, which we will include in our cumulative effect adjustments to retained earnings as of January 1, 2018.

Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Standards

Leases In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842),” as modified (ASU 2016-02), which replaces existing leasing rules with a comprehensive lease measurement and recognition standard and expanded disclosure requirements. ASU 2016-02 will require lessees to recognize most leases on their balance sheets as liabilities, with corresponding “right-of-use” assets and is effective for annual reporting periods beginning after December 15, 2018, subject to early adoption. For income statement recognition purposes, leases will be classified as either a finance or an operating lease without relying upon the bright-line tests under current GAAP.

Upon initial evaluation, we believe the key change upon adoption will be the balance sheet recognition. At adoption, we will recognize a right-to-use asset and corresponding lease liability on our consolidated balance sheets. The income statement recognition of lease expense appears similar to our current methodology. We are continuing to evaluate the magnitude and other potential impacts to our financial statements.